Common Stock Warrants	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
Common Stock Warrants [Line Items]
Common Stock Warrants

10.    Common Stock Warrants

Common Stock Warrants Outstanding and Exercisable

The following warrants to purchase shares of the Company’s common stock were outstanding and exercisable:

	Number of Shares Outstanding and Exercisable
Common stock warrant issued in connection with:	December 31, 2020	December 31, 2021	Issue Date	Exercise Price	Expiration Date
Equity-classified
2015 convertible note	200,000	200,000	May 4, 2015	$0.01	May 4, 2025
Series A financing	900,000	900,000	July 6, 2015	$0.01	July 6, 2025
Term Loan Agreement Initial Warrant	152,926	152,926	March 8, 2019	$0.28	March 8, 2029
Term Loan Agreement Subsequent Warrant	183,510	183,510	December 16, 2019	$0.28	March 8, 2029
Total equity-classified	1,436,436	1,436,436

Liability-classified
2020 Convertible Notes(1)	1,309,695	1,309,695	July 22, 2020	$0.01	July 22, 2030
2021 Convertible Notes(1)	—	3,044,223	May 25, 2021	$0.01	May 25, 2031
Total liability-classified	1,309,695	4,353,918
Total warrants	2,746,131	5,790,354

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(1)     At December 31, 2020 and 2021, the number of shares exercisable under the warrants issued in connection with the 2020 and 2021 Convertible Notes was subject to adjustment pending certain contingent events; however, the number of shares exercisable and the related valuations have been performed assuming that the number of shares exercisable is 50% of the Excess Amount (as defined below) funded by the holder for the 2020 warrants (150% of the Excess Amount for the 2021 warrants) divided by $1.141.

Warrants Issued in Connection with Term Loan Agreement

In connection with the execution of the Term Loan Agreement (see Note 8 — Term Loan Agreement) the Company issued two warrants to purchase shares of the Company’s common stock. The warrants met the criteria for equity classification.

Upon execution of the Term Loan Agreement, a warrant (“Initial Warrant”) was recorded as a debt issuance cost with a corresponding increase in additional paid-in capital as the Term Loan Agreement remained undrawn. The Company estimated the fair value of the Initial Warrant at $35,000, which was amortized through January 31, 2020, the period that the Company could draw down on the Term Loan Agreement facility.

In December 2019, upon the Company drawing $6.0 million in cash, an additional warrant for 183,510 shares was issued to the lender. The Company estimated the fair value of this warrant to be $52,000, which was also recorded as a debt discount.

The warrants were valued using the Black-Scholes option pricing model based on the following assumptions.

Expected term (years)	9.19 – 10
Expected volatility	78.2% – 81.2%
Risk-free interest rate	1.9% – 2.6%
Dividend yield	—%

Warrants Issued in Connection with 2020 Convertible Notes

In July 2020, certain investors that participated in the 2020 Convertible Notes issuance, in excess of a predetermined principal amount (“Excess Amount”), were issued warrants to purchase shares of the Company’s common stock (“2020 Warrants”).

The 2020 Warrants are fully exercisable as of issuance and remain exercisable for a 10-year term and at $0.01 per share. The number of shares exercisable under the warrants is variable, equal to an amount determined by dividing 50% of the Excess Amount funded by the holder resulting in the lower of a) the lowest per share price of the securities issued in a Qualified Financing as defined in the 2020 Convertible Notes agreement or b) $1.141. Due to the variable number of shares exercisable under these warrants, with no limit to the number of shares exercisable under each warrant, these instruments were determined to be liability classified. Please refer to Note 3 — Fair Value Measurement for fair value assumptions upon measurement.

There was no change recorded in the fair value of the warrants from their date of initial measurement in July 2020 to December 31, 2020. During the year ended December 31, 2021, the Company recorded a fair value change of $0.3 million for the warrants.

Warrants Issued in Connection with 2021 Convertible Notes

Certain investors that participated in the 2021 Convertible Notes issuance in excess of a predetermined principal amount (“Excess Amount”), were issued warrants to purchase shares of the Company’s common stock. The warrants are fully exercisable as of issuance and remain exercisable for a 10-year term at an exercise price of $0.01 per share. The number of shares of common stock for which a warrant is exercisable under the warrants is variable, equal to an amount determined by dividing 150% of the Excess Amount funded by the holder by the lower of a) the lowest per share price of the securities issued in a Qualified Financing as defined in the 2021 Convertible Notes agreement or b) $1.141. Due to the variable number of shares exercisable under these warrants, with no limit to the number of shares exercisable under each warrant, these instruments were determined to be liability classified. During the year ended December 31, 2021, the Company recorded a fair value change of $0.6 million for the warrants.